Consolidated Statements of Cash Flows (Successor) and Statement of Cash Flows (Predecessor) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)		$ 30,686	$ 31,453	$ 82,654
Adjustments to reconcile net income (loss) to net cash:
Policy charges and fee income		(259,169)	(346,027)	(353,932)
Interest credited		256,703	269,488	301,079
Investment gains, net		(46,092)	(73,720)	(125,986)
Amortization/Accretion of bond premium, net		44,112	59,337	44,701
Amortization of VOBA		38,987	30,054	40,880
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances		(21,964)	52,316	(24,884)
Deferred income tax expense (benefit)		14,234	(2,474)	23,566
Decrease (increase) in accrued investment income		6,838	(1,783)	5,194
Decrease (increase) in other assets and liabilities		31,780	(3,961)	(27,417)
Net cash provided by (used in) operating activities		96,115	14,683	(34,145)
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities		1,844,344	3,806,768	4,739,792
Fixed maturities, available for sale, Purchases		(1,898,874)	(3,823,450)	(3,703,237)
Commercial mortgage loans, proceeds from sales and paydowns		150,849	265,414	164,658
Commercial mortgage loans, originations and purchases			(208,580)	(559,110)
Purchase of common stocks			(5,100)
Net purchases, sales, maturities of derivatives		(8,636)	2,642	(1,379)
Net purchases, sales, maturities of other investments		620,425	63,097	184,107
Net cash provided by (used in) investing activities		708,108	100,791	824,831
Cash flows from financing activities:
Policyholders' account deposits		340,128	763,748	356,916
Policyholders' account withdrawals		(1,141,289)	(905,014)	(922,215)
Dividends paid to shareholder		(33,200)	(42,000)	(187,000)
Change in overdrafts		39,089	22,059	(38,996)
Capital contribution		250
Net cash provided by (used in) financing activities		(795,022)	(161,207)	(791,295)
Net increase (decrease) in cash and cash equivalents		9,201	(45,733)	(609)
Cash and cash equivalents, beginning of period		40,529	49,121	49,730
Cash and cash equivalents, end of period	$ 40,529	49,730	3,388	49,121
Supplemental schedule of cash flow information:
Income taxes paid			17,700	24,000
Interest paid		4,585	7,328	6,671
Noncash activities
Issuance of vehicle note		513,000
Issuance of other long-term debt		513,000
Interest income on vehicle note		15,711	25,069	22,880
Interest expense on other long-term debt		15,711	25,069	22,880
Increase in vehicle note and other long-term debt		38,600	50,300	57,100
Change in modified coinsurance payable and deposit receivable		166,963	50,791	$ 133,060
Bond exchanges			$ 11,199
Predecessor
Cash flows from operating activities:
Net income (loss)	1,713
Adjustments to reconcile net income (loss) to net cash:
Investment gains, net	(285)
Amortization/Accretion of bond premium, net	94
Changes in assets and liabilities:
Decrease (increase) in insurance related liabilities and policy-related balances	6,402
Decrease (increase) in receivable from/payable to affiliate	24,358
Deferred income tax expense (benefit)	921
Decrease (increase) in other assets and liabilities	(23,192)
Net cash provided by (used in) operating activities	10,011
Cash flows from investing activities:
Fixed maturities, available for sale Proceeds from sales and maturities	21,341
Net purchases, sales, maturities of other investments	55,924
Net cash provided by (used in) investing activities	77,265
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	87,276
Cash and cash equivalents, beginning of period	5,100	$ 92,376
Cash and cash equivalents, end of period	92,376
Supplemental schedule of cash flow information:
Invested assets transferred	11,482,637
Predecessor | On April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	143,348
Predecessor | Subsequent to April 1, 2014
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	$ 5,946